Trade and Other Receivables (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade receivables, net
Related parties		₪ 43	[1]	$ 12
Total trade receivables		1,915	[1]	552	2,000
Other receivables and current tax assets
Other receivables (mainly from real estate sales) and current tax assets		270	[1]	$ 78	217
Long-term trade and other receivables
Total long-term trade and other receivables		493
Trade and other receivables [Member]
Trade receivables, net
Outstanding debts	[2]	765			785
Credit cards and checks receivable	[2]	428			450
Unbilled receivables	[2]	235			241
Current maturities of long-term receivables	[2]	472			505
Related parties	[2]	15			19
Total trade receivables	[2]	1,915			2,000
Other receivables and current tax assets
Prepaid expenses	[2]	66			145
Other receivables (mainly from real estate sales) and current tax assets	[2]	204			72
Total other receivables	[2]	270			217
Long-term trade and other receivables
Trade receivables- open debts	[2],[3]	387			445
Long term receivables (from real estate sales)	[2]	106			199
Total long-term trade and other receivables	[2]	493			644
Total	[2]	₪ 2,678			₪ 2,861

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.
[2]	The amount of trade receivables is stated net of the provision for doubtful debts
[3]	Discounted interest rates for long-term trade payables are based the estimated credit risk of trade payables. The discounted interest rates used by the Bezeq Group in 2017 are 3.4% - 3.5% (in 2016: 3.3% - 3.5%).